TRADE RECEIVABLES - Summary of Financial Assets That Are Either Past Due or Impaired (Details) - Trade receivables - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 9,549,982	$ 8,221,493
0 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	2,310,086	1,853,176
31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	428,544	279,899
61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	94,577	134,728
More than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	636,057	1,134,285
Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 3,401,299	$ 3,315,911
Average age of overdue balances (in days)	27 days	41 days
Financial assets past due but not impaired | 0 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 2,310,086	$ 1,853,176
Financial assets past due but not impaired | 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	428,544	279,899
Financial assets past due but not impaired | 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	94,577	134,728
Financial assets past due but not impaired | More than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	568,092	1,048,108
Financial assets impaired
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	426,810	506,076
Financial assets impaired | More than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 426,810	$ 506,076